united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22756

Advisors Preferred Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Richard Malinwoski, Gemini Fund Services, LLC

80 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 12/31

Date of reporting period: 6/30/21

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2021

Kensington Managed Income Fund

Class A Shares (KAMAX)
Class C Shares (KAMCX)
Institutional Class Shares (KAMIX)

Kensington Dynamic Growth Fund

Class A Shares (KAGAX)
Class C Shares (KAGCX)
Institutional Class Shares (KAGIX)

1-855-375-3060
www.kensingtonanalytics.com

Distributed by Ceros Financial Services, Inc.

August 12, 2021

Dear Shareholders,

This semi-annual report for the Kensington Funds focuses on the period from January 1, 2021 to June 30, 2021. Kensington Asset Management serves as sub-advisor to the Funds. The Kensington Managed Income Fund seeks income. During the period, the Institutional Class Shares of the fund returned 2.98%; the load waived Class A Shares of the Fund returned 2.87%; the Class A (with load) Shares had negative returns of -2.04%, and the Class C Shares returned 2.52%. The Bloomberg-Barclays U.S. Aggregate Bond Index had negative returns of 1.60% for the period, and the ICE BofAML High Yield Master II Index returned 3.70% for the period.

The sub-advisor uses its Managed Income quantitative model to determine overall buy/sell decisions for the Fund. This investment process seeks to recognize and select opportunities to allocate into potentially higher yielding fixed-income securities when the signal is “Risk On” and allocate to Treasures, government securities and cash equivalents when the signal is “Risk Off.”

Increasing inflation and the reopening of the economy sparked a rise in rates during the first quarter of 2021, which placed downward pressure on the price of higher quality debt. The Managed Income model was strongly “Risk On” during the period, and the sub-advisor responded to the rising rate environment by reducing credit quality of the portfolio, thereby increasing exposure to higher yielding debt, and reducing exposure to multisector bond holdings. Lower quality debt is less sensitive to rising rates when the economy is expanding. During the second quarter, the sub-advisor remained in a “Risk On” stance.

The sub-advisor’s outlook remains favorable in the short term. However, uncertainty surrounding the ongoing pandemic and potential for slowing economic growth could pose challenges for higher yielding fixed income in the coming months. For that reason, the sub-advisor remains vigilant, and stands ready to move the portfolio back into a “Risk Off” position should the Managed Income model dictate such a move.

The Kensington Dynamic Growth Fund seeks capital gains. The sub-advisor’s strategy is principally driven by a proprietary Dynamic Growth Model designed to tactically alternate between a “Risk On” state in response to advancing equity markets and a “Risk Off” state during times of market weakness. During the period, the Institutional Class Shares of the fund returned 14.14%; the load waived Class A Shares of the Fund returned 13.96%; the Class A (with load) Shares had a return of 8.58%, and the Class C Shares returned 13.55%. The S&P 500 Total Return Index returned 15.25% for the period.

To begin the year, the Fund was positioned predominately in large cap growth equity ETFs, as the growth sector remained strong during the “reopening trade” of the first quarter. In March 2021, Dynamic Growth was in a “Risk Off” stance for two weeks out of the month, as volatility increased. The Fund re-entered a “Risk On” position in April. The sub-advisor remained in a “Risk On” stance in equities until May 2021, when the model signal reverted to “Risk Off.” Subsequently in late May, the Fund re-entered a “Risk On” trade, allocating back predominately to large cap growth equity ETFs. The Fund has maintained this allocation through the end of the second quarter.

The sub-advisor’s outlook remains favorable in the short term. However, the sub-advisor remains vigilant, and stands ready to move the portfolio back into a “Risk Off” position should the Dynamic Growth strategy dictate such a move.

Thank you for your confidence in our investment management. If you would like further information on the Kensington Funds, please visit kensingtonassetmanagement.com.

Kensington Asset Management	Advisors Preferred, LLC

Sub-advisor to the Funds	Advisor to the Funds

Kensington Managed Income Fund
Portfolio Review (Unaudited)
June 30, 2021

The Fund’s performance figures* for the periods ended June 30, 2021, as compared to its benchmarks:

			Annualized
	Six	One	Since Inception	Since Inception
	Months	Year	May 31, 2019	August 27, 2019
Kensington Managed Income Fund - Class A	2.87%	11.89%	6.63%	—
Kensington Managed Income Fund - Class A with load	(2.04)%	6.60%	4.16%	—
Kensington Managed Income Fund - Class C	2.52%	10.94%	—	5.74%
Kensington Managed Income Fund - Institutional Class	2.98%	12.18%	6.90%	—
ICE BofAML U.S. High Yield Master II **	3.70%	15.62%	7.90%	7.21%
Bloomberg U.S. Aggregate Bond Index ***	(1.60)%	(0.33)%	4.56%	2.91%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than one year are annualized. The total gross operating expenses including underlying funds as stated in the fee table of the Fund’s prospectus dated May 1, 2021 is 2.30% for Class A, 3.08% for Class C and 2.12% for Institutional Class. Class A shares are subject to a maximum sales charge (load) of 4.75%. Class C shares are subject to a 1% deferred sales charge if redeemed prior to 12 months, under certain conditions. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus and current performance may be obtained by calling 1-855-375-3060.

**	ICE BofAML US High Yield Master II Index measures the performance of below investment grade $US-denominated corporate bonds publicly issued in the US market. The index is unmanaged; includes net reinvested dividends; does not reflect fees or expenses; and is not available for direct investment. Investors cannot invest directly in an index.

***	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities. Investors cannot invest directly in an index. It is also known as Barclays U.S. Aggregate Bond Index.

Portfolio Composition	% of Net Assets
Open End Mutual Funds - Debt Funds	99.9%
Money Market Fund	0.2%
Liabilities in Excess of Other Assets	(0.1)%
100.0%

Please refer to the Schedule of Investments and the Shareholder Letter in this report for a detailed listing of the Fund’s holdings.

Kensington Dynamic Growth Fund
Portfolio Review (Unaudited)
June 30, 2021

The Fund’s performance figures* for the periods ended June 30, 2021, as compared to its benchmarks:

	Six	Since Inception
	Months	October 23, 2020
Kensington Dynamic Growth Fund - Class A	13.96%	15.50%
Kensington Dynamic Growth Fund - Class A with load	8.58%	10.00%
Kensington Dynamic Growth Fund - Class C	13.55%	15.13%
Kensington Dynamic Growth Fund - Institutional Class	14.14%	15.82%
S&P 500 Total Return Index **	15.25%	25.32%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than one year are annualized. The total gross estimated operating expenses including underlying funds as stated in the fee table of the Fund’s prospectus dated May 1, 2021 is 2.06% for Class A, 2.66% for Class C and 1.66% for Institutional Class. Class A shares are subject to a maximum sales charge (load) of 4.75%. Class C shares are subject to a 1% deferred sales charge if redeemed prior to 12 months, under certain conditions. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus and current performance may be obtained by calling 1-855-375-3060.

**	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Portfolio Composition	% of Net Assets
Exchange Traded Funds - Equity Funds	99.9%
Money Market Fund	2.7%
Liabilities In Excess of Other Assets	(2.6)%
100.0%

Please refer to the Schedule of Investments and the Shareholder Letter in this report for a detailed listing of the Fund’s holdings.

KENSINGTON MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021

Shares		Fair Value
	OPEN END MUTUAL FUNDS — 99.9%
	DEBT FUNDS - 99.9%
1,715,331	AlphaCentric Income Opportunities Fund, Class I	$20,017,915
1,476,475	American Beacon SiM High Yield Opportunities Fund, Class Y	14,631,870
11,020,488	American High-Income Trust, Class F-3	116,376,357
1,917,297	Diamond Hill High Yield Fund, Class I	22,144,693
7,261,471	Fidelity Capital & Income Fund	81,836,780
11,089,879	Ivy High Income Fund, Class I	79,514,436
6,819,341	JPMorgan Income Fund, Class I	65,192,903
4,613,324	Northern High Yield Fixed Income Fund	31,693,538
16,339,558	PGIM High Yield Fund, Class Z	91,664,918
14,425,675	Vanguard High-Yield Corporate Fund, Admiral Class	86,409,791
		609,483,201

	TOTAL OPEN END MUTUAL FUNDS (Cost $595,333,362)	609,483,201

	SHORT-TERM INVESTMENT — 0.2%
	MONEY MARKET FUND - 0.2%
991,768	First American Government Obligations Fund, Class X, 0.03% (Cost $991,768)(a)	991,768

	TOTAL INVESTMENTS — 100.1% (Cost $596,325,130)	$610,474,969
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(514,020)
	NET ASSETS - 100.0%	$609,960,949

(a)	Rate disclosed is the seven day effective yield as of June 30, 2021

The accompanying notes are an integral part of these financial statements.

KENSINGTON DYNAMIC GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.9%
	EQUITY - 99.9%
128,260	Invesco QQQ Trust Series 1	$45,459,192
235,530	Invesco S&P 500 Equal Weight ETF	35,501,437
465,590	Invesco S&P 500 High Beta ETF	35,184,636
158,010	Vanguard Growth ETF	45,318,848
96,820	Vanguard S&P 500 ETF	38,100,606
175,390	Vanguard Total Stock Market ETF	39,080,400
		238,645,119

	TOTAL EXCHANGE-TRADED FUNDS (Cost $229,786,653)	238,645,119

	SHORT-TERM INVESTMENT — 2.7%
	MONEY MARKET FUND - 2.7%
6,476,200	First American Government Obligations Fund, Class X, 0.03% (Cost $6,476,200)(a)	6,476,200

	TOTAL INVESTMENTS - 102.6% (Cost $236,262,853)	$245,121,319
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.6)%	(6,259,883)
	NET ASSETS - 100.0%	$238,861,436

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of June 30, 2021.

The accompanying notes are an integral part of these financial statements.

Kensington Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2021

	Kensington Managed	Kensington Dynamic
	Income Fund	Growth Fund
Assets:
Investments Securities:
At Cost	$596,325,130	$236,262,853
At Value	$610,474,969	$245,121,319
Dividends and Interest Receivable	172,356	173,217
Receivable for Fund Shares Sold	1,690,333	836,232
Prepaid Expenses and Other Assets	93,282	53,914
Total Assets	612,430,940	246,184,682

Liabilities:
Payable for Securities Purchased	300,000	6,390,146
Payable for Fund Shares Redeemed	1,126,205	696,245
Accrued Advisory Fees	600,223	229,015
Payable to Related Parties	9,046	—
Accrued Distribution Fees	21,735	5,690
Due to Custodian	399,182	—
Accrued Expenses and Other Liabilities	13,600	2,150
Total Liabilities	2,469,991	7,323,246

Net Assets	$609,960,949	$238,861,436

Composition of Net Assets:
Net Assets consisted of:
Paid in Capital	$587,921,632	$218,872,906
Distributable Earnings	22,039,317	19,988,530
Net Assets	$609,960,949	$238,861,436

Net Asset Value, Offering Price and Redemption Price Per Share
Class A:
Net Assets	$54,046,887	$8,004,203
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	4,930,491	695,263
Net Asset Value (Net Assets ÷ Shares Outstanding) and Redemption Price Per Share	$10.96	$11.51
Maximum Offering Price Per Share (Maximum sales charge of 4.75%)(a)	$11.51	$12.08

Institutional Class:
Net Assets	$541,902,013	$225,516,642
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	49,349,371	19,541,514
Net Asset Value (Net Assets ÷ Shares Outstanding), Offering and Redemption Price Per Share	$10.98	$11.54

Class C:
Net Assets	$14,012,049	$5,340,591
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	1,283,193	465,266
Net Asset Value (Net Assets ÷ Shares Outstanding), Offering and Redemption Price Per Share (b)	$10.92	$11.48

(a)	On investments of $50,000 or more, the offering price is reduced.

(b)	Investments in Class C shares may be subject to a 1% contingent deferred sales charge on shares redeemed less than 12 months after purchase.

The accompanying notes are an integral part of these financial statements.

Kensington Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2021

	Kensington Managed	Kensington Dynamic
	Income Fund	Growth Fund
Investment Income:
Dividend Income	$10,581,976	$879,816
Interest Income	659	1,955
Total Investment Income	10,582,635	881,771

Expenses:
Investment Advisory Fees	2,902,187	904,384
Distribution (12b-1) Fees - Class A	54,164	7,127
Distribution (12b-1) Fees - Class C	64,499	18,923
Administration Fees	138,996	35,738
Transfer Agent Fees	62,081	32,122
Registration and Filing Fees	47,647	24,130
Custody Fees	19,509	4,647
Printing Expense	17,948	7,533
Legal Fees	9,535	6,687
Chief Compliance Officer Fees	8,374	8,788
Audit Fees	7,396	7,086
Third Party Administrative Services Fees	4,028	940
Trustees’ Fees	496	1,984
Insurance Expense	100	248
Miscellaneous Expenses	13,444	4,908
Total Expenses	3,350,404	1,065,245
Add: Expenses Recaptured by Advisor	—	35,854
Net Expenses	3,350,404	1,101,099
Net Investment Income (Loss)	7,232,231	(219,328)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain from Investments	7,518,139	11,361,154
Net Change in Unrealized Appreciation (Depreciation) on Investments	(362,995)	6,889,940
Net Realized and Unrealized Gain on Investments	7,155,144	18,251,094

Net Increase in Net Assets Resulting From Operations	$14,387,375	$18,031,766

The accompanying notes are an integral part of these financial statements.

Kensington Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Kensington Managed Income Fund
	For the Six	For the Year
	Months Ended	Ended
	June 30, 2021	December 31, 2020
	(Unaudited)
Increase in Net Assets from Operations:
Net Investment Income	$7,232,231	$4,657,033
Net Realized Gain from Investments	7,518,139	645,986
Net Change in Unrealized Appreciation (Depreciation) on Investments	(362,995)	13,906,775
Net Increase in Net Assets Resulting From Operations	14,387,375	19,209,794

Distributions to Shareholders:
From Distributable Earnings:
Class A	(567,433)	(589,489)
Class C	(112,836)	(138,314)
Institutional Class	(6,180,623)	(4,500,398)
From Return of Capital:
Class A	—	(15,392)
Class C	—	(5,105)
Institutional Class	—	(113,474)
Total Distributions to Shareholders	(6,860,892)	(5,362,172)

Shares of Beneficial Interest Transactions:
Class A Shares:
Proceeds from Shares Issued	23,782,762	45,965,577
Distributions Reinvested	507,822	527,198
Cost of Shares Redeemed	(9,079,045)	(15,002,794)
	15,211,539	31,489,981
Institutional Class Shares:
Proceeds from Shares Issued	295,107,041	306,600,055
Distributions Reinvested	4,766,442	3,231,654
Cost of Shares Redeemed	(61,223,024)	(79,453,022)
	238,650,459	230,378,687
Class C Shares:
Proceeds from Shares Issued	3,687,997	9,815,211
Distributions Reinvested	103,813	138,244
Cost of Shares Redeemed	(1,738,739)	(896,475)
	2,053,071	9,056,980

Net Increase from Beneficial Interest Transactions	255,915,069	270,925,648

Net Increase in Net Assets	263,441,552	284,773,270

Net Assets:
Beginning of Year/Period	$346,519,397	61,746,127
End of Year/Period	$609,960,949	$346,519,397

Share Activity:
Class A Shares:
Shares Issued	2,185,213	4,457,650
Shares Reinvested	46,610	49,742
Shares Redeemed	(836,900)	(1,449,019)
Net increase in shares of beneficial interest outstanding	1,394,923	3,058,373

Institutional Class Shares:
Shares Issued	27,046,716	29,482,190
Shares Reinvested	436,841	304,961
Shares Redeemed	(5,612,675)	(7,667,430)
Net increase in shares of beneficial interest outstanding	21,870,882	22,119,721

Class C Shares:
Shares Issued	339,653	955,998
Shares Reinvested	9,568	13,054
Shares Redeemed	(159,951)	(86,635)
Net increase in shares of beneficial interest outstanding	189,270	882,417

The accompanying notes are an integral part of these financial statements.

Kensington Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Kensington Dynamic Growth Fund
	For the Six	For the Period *
	Months Ended	Ended
	June 30, 2021	December 31, 2020
	(Unaudited)
Increase in Net Assets from Operations:
Net Investment Income (Loss)	$(219,328)	$171,979
Net Realized Gain from Investments	11,361,154	1,886
Net Change in Unrealized Appreciation on Investments	6,889,940	1,968,526
Net Increase in Net Assets Resulting From Operations	18,031,766	2,142,391

Distributions to Shareholders:
Total Distributions Paid:
Class A	—	(11,728)
Class C	—	(5,603)
Institutional Class	—	(204,128)
Total Distributions to Shareholders	—	(221,459)

Shares of Beneficial Interest Transactions:
Class A Shares:
Proceeds from Shares Issued	4,982,845	3,448,894
Distributions Reinvested	—	10,412
Cost of Shares Redeemed	(1,274,429)	—
	3,708,416	3,459,306
Institutional Class Shares:
Proceeds from Shares Issued	166,223,015	60,060,389
Distributions Reinvested	—	70,182
Cost of Shares Redeemed	(16,481,518)	(2,989,991)
	149,741,497	57,140,580
Class C Shares:
Proceeds from Shares Issued	2,990,210	2,062,124
Distributions Reinvested	—	5,302
Cost of Shares Redeemed	(198,697)	—
	2,791,513	2,067,426

Net Increase from Beneficial Interest Transactions	156,241,426	62,667,312

Net Increase in Net Assets	174,273,192	64,588,244

Net Assets:
Beginning of Period	$64,588,244	—
End of Period	$238,861,436	$64,588,244

Share Activity:
Class A Shares:
Shares Issued	458,187	354,244
Shares Reinvested	—	1,038
Shares Redeemed	(118,206)	—
Net increase in shares of beneficial interest outstanding	339,981	355,282

Institutional Class Shares:
Shares Issued	15,213,436	6,119,403
Shares Reinvested	—	6,990
Shares Redeemed	(1,497,566)	(300,749)
Net increase in shares of beneficial interest outstanding	13,715,870	5,825,644

Class C Shares:
Shares Issued	276,625	205,883
Shares Reinvested	—	529
Shares Redeemed	(17,771)	—
Net increase in shares of beneficial interest outstanding	258,854	206,412

*	For the period October 23, 2020 (commencement of operations) through December 31, 2020.

The accompanying notes are an integral part of these financial statements.

Kensington Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year/period presented.

	Kensington Managed Income Fund
	Class A
	For the Six		For the Year	For the Period *
	Months Ended		Ended	Ended
	June 30, 2021		December 31, 2020	December 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$10.78		$10.20	$10.00
From Operations:
Net investment income (a)	0.16		0.31	0.15
Net gain from investments (realized and unrealized)	0.15		0.49	0.15
Total from operations	0.31		0.80	0.30

Distributions to shareholders from:
Net investment income	(0.13)		(0.19)	(0.10)
Net realized gains	—		(0.02)	—
Return of capital	—		(0.01)	—
Total distributions	(0.13)		(0.22)	(0.10)
Net Asset Value, End of Year/Period	$10.96		$10.78	$10.20

Total Return (b)	2.87	% (c)	7.87%	3.01	% (c)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$54,047		$38,110	$4,867
Ratio of expenses to average net assets,
before reimbursement/recapture	1.65	% (d)	1.77%	2.42	% (d)
net of reimbursement/recapture	1.65	% (d)	1.79%	2.39	% (d)
Ratio of net investment income to average net assets	2.87	% (d)	2.93%	2.44	% (d)
Portfolio turnover rate	32	% (c)	233%	61	% (c)

*	For the period May 28, 2019 (commencement of operations) through December 31, 2019. Trading commenced on May 31, 2019.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes sales charges. Had the Adviser not absorbed a portion of the Fund’s expenses, total returns would have been lower for the period ended December 31, 2019.

(c)	Not annualized.

(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

Kensington Funds
FINANCIAL HIGHLIGHTS (Continued)

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year/period presented.

	Kensington Managed Income Fund
	Institutional Class
	For the Six		For the Year	For the Period *
	Months Ended		Ended	Ended
	June 30, 2021		December 31, 2020	December 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$10.80		$10.21	$10.00
From Operations:
Net investment income (a)	0.17		0.32	0.17
Net gain from investments (realized and unrealized)	0.15		0.51	0.15
Total from operations	0.32		0.83	0.32

Distributions to shareholders from:
Net investment income	(0.14)		(0.21)	(0.11)
Net realized gains	—		(0.02)	—
Return of capital	—		(0.01)	—
Total distributions	(0.14)		(0.24)	(0.11)
Net Asset Value, End of Year/Period	$10.98		$10.80	$10.21

Total Return (b)	2.98	% (c)	8.13%	3.20	% (c)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$541,902		$296,660	$54,723
Ratio of expenses to average net assets,
before reimbursement/recapture	1.40	% (d)	1.59%	2.20	% (d)
net of reimbursement/recapture	1.40	% (d)	1.61%	1.99	% (d)
Ratio of net investment income to average net assets	3.19	% (d)	3.06%	2.83	% (d)
Portfolio turnover rate	32	% (c)	233%	61	% (c)

*	For the period May 28, 2019 (commencement of operations) through December 31, 2019. Trading commenced on May 31, 2019.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the Fund’s expenses, total returns would have been lower for the period ended December 31, 2019.

(c)	Not annualized.

(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

Kensington Funds
FINANCIAL HIGHLIGHTS (Continued)

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year/period presented.

	Kensington Managed Income Fund
	Class C
	For the Six		For the Year	For the Period *
	Months Ended		Ended	Ended
	June 30, 2021		December 31, 2020	December 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$10.74		$10.19	$10.17
From Operations:
Net investment income (a)	0.11		0.22	0.06
Net gain from investments (realized and unrealized)	0.16		0.49	0.05
Total from operations	0.27		0.71	0.11

Distributions to shareholders from:
Net investment income	(0.09)		(0.13)	(0.09)
Net realized gains	—		(0.02)	—
Return of capital	—		(0.01)	—
Total distributions	(0.09)		(0.16)	(0.09)
Net Asset Value, End of Period	$10.92		$10.74	$10.19

Total Return (b)	2.52	% (c)	6.95%	1.09	% (c)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$14,012		$11,749	$2,156
Ratio of expenses to average net assets,
before reimbursement/recapture	2.40	% (d)	2.55%	3.03	% (d)
net of reimbursement/recapture	2.40	% (d)	2.57%	2.99	% (d)
Ratio of net investment income to average net assets	2.11	% (d)	2.07%	2.22	% (d)
Portfolio turnover rate	32	% (c)	233%	61	% (c)

*	For the period August 27, 2019 (commencement of operations) through December 31, 2019.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes sales charges. Had the Adviser not absorbed a portion of the Fund’s expenses, total returns would have been lower for the period ended December 31, 2019.

(c)	Not annualized.

(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

Kensington Funds
FINANCIAL HIGHLIGHTS (Continued)

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	Kensington Dynamic Growth Fund
	Class A		Institutional Class		Class C
	For the Six	For the Period *	For the Six	For the Period *	For the Six	For the Period *
	Months Ended	Ended	Months Ended	Ended	Months Ended	Ended
	June 30, 2021	December 31, 2020	June 30, 2021	December 31, 2020	June 30, 2021	December 31, 2020
	(Unaudited)		(Unaudited)		(Unaudited)
Net Asset Value, Beginning of Period	$10.10	$10.00	$10.11	$10.00	$10.11	$10.00
From Operations:
Net investment income (loss) (a)	(0.03)	0.05	(0.01)	0.04	(0.07)	0.05
Net gain from investments (realized and unrealized)	1.44	0.08	1.44	0.11	1.44	0.09
Total from operations	1.41	0.13	1.43	0.15	1.37	0.14

Distributions to shareholders from:
Net investment income	—	(0.03)	—	(0.04)	—	(0.03)
Total distributions	—	(0.03)	—	(0.04)	—	(0.03)
Net Asset Value, End of Period	$11.51	$10.10	$11.54	$10.11	$11.48	$10.11

Total Return (b) (c)	13.96%	1.35%	14.14%	1.47%	13.55%	1.39%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$8,004	$3,588	$225,517	$58,914	$5,341	$2,086
Ratio of expenses to average net assets,
before reimbursement/recapture (d)	1.68%	2.36%	1.43%	2.12%	2.43%	2.96%
net of reimbursement/recapture (d)	1.73%	2.04%	1.48%	1.64%	2.48%	2.64%
Ratio of net investment income (loss) to average net assets (d)	(0.60%)	2.71%	(0.26%)	2.20%	(1.32%)	2.50%
Portfolio turnover rate (c)	533%	277%	533%	277%	533%	277%

*	For the period October 23, 2020 (commencement of operations) through December 31, 2020.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes sales charges. Had the advisor and subadvisor not absorbed a portion of the Fund’s expenses, total returns would have been lower for the period ended December 31, 2020.

(c)	Not annualized.

(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

Kensington Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2021

1.	ORGANIZATION

Kensington Managed Income Fund (“Managed Income Fund”) and Kensington Dynamic Growth Fund (“Dynamic Growth Fund”) (each a “Fund” and collectively, the “Funds”) are non-diversified series of shares of Advisors Preferred Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 15, 2012 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Managed Income Fund seeks income and the Dynamic Growth Fund seeks capital gains. The Managed Income Fund and the Dynamic Growth Fund commenced operations on May 28, 2019 and October 23, 2020, respectively.

The Funds currently offers three classes of shares: Class A, Class C and Institutional Class. Class A and Institutional Class shares of the Managed Income Fund commenced operations on May 28, 2019; Class C shares of the Managed Income Fund commenced operations on August 27, 2019. The Class A, Class C and Institutional Class shares of the Dynamic Growth Fund commenced operations on October 23, 2020. Class A shares of each Fund are offered at net asset value (“NAV”) plus a maximum sales charge of 4.75%. Class C and Institutional Class shares of each Fund are offered at net asset value. Class C shares are subject to a 1% deferred sales charge if redeemed prior to 12 months, under certain conditions. Each class represents an interest in the same assets of the respective Fund and classes are identical except for differences in their ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific shareholder servicing and distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are

Kensington Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021

valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors/trustees of the Underlying Funds.

Open-ended investment companies are valued at their respective NAVs as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Kensington Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2021 for the respective Fund’s assets measured at fair value:

Managed Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Investments:
Open End Mutual Funds	$609,483,201	$—	$—	$609,483,201
Short-Term Investment	991,768	—	—	991,768
Total Investments	$610,474,969	$—	$—	$610,474,969

Dynamic Growth Fund

Assets *	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$238,645,119	$—	$—	$238,645,119
Short-Term Investment	6,476,200	—	—	6,476,200
Total Investments	$245,121,319	$—	$—	$245,121,319

*	Refer to the Portfolio of Investments for industry classifications.

The Funds did not hold any Level 3 securities during the period.

Security Transactions and Investment Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. Dollars.

Foreign Currency Translations – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Each Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income

Kensington Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021

and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of a Fund.

Federal Income Tax – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2019 for the Kensington Managed Income Fund and December 31, 2020 for the Funds, or expected to be taken in the Funds’ December 31, 2021 year-end tax returns. The Funds have identified their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds makes significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Exchange Traded Funds (“ETFs”) – The Funds may invest in ETFs. ETFs are typically a type of index bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Mutual Fund and Exchange Traded Notes (“ETNs”) Risk: Mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Funds. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Market Risk: Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen. An outbreak of infectious respiratory illness known as COVID-19, which is caused by a novel coronavirus (SARS-CoV-2), was first detected in China in December 2019 and subsequently spread globally. This coronavirus has resulted in,

Kensington Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021

among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2021, the cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, U.S. Government securities, and derivatives for the Managed Income Fund and the Dynamic Growth Fund, amounted to $405,250,723 and $147,858,115, and $899,345,682 and $742,156,068, respectively.

4.	INVESTMENT ADVISORY AGREEMENTS AND TRANSACTIONS WITH RELATED PARTIES

Advisors Preferred LLC (“Advisor”), serves as investment advisor to the Funds. The Advisor has engaged Kensington Asset Management LLC (the “Sub-Advisor”) to serve as the sub-advisor to the Funds whereby the Sub-Advisor will direct investment activities of the Funds. The Sub-Advisor is paid by the Advisor and not the Funds

Pursuant to an Investment Advisory Agreement with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the Funds’ average daily net assets. For the six months ended June 30, 2021, the Managed Income Fund and the Dynamic Growth Fund paid $2,902,187 and $904,384, respectively, in advisory fees.

The Advisor and Sub-Advisor have contractually agreed to waive all or part of its advisory fees (or sub-advisory fees) and/or make payments to limit the expenses of the Managed Income Fund (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in underlying funds, or extraordinary expenses such as litigation) at least until January 14, 2022 for Class A and April 30, 2022 for Institutional Class so that the total annual operating expenses do not exceed 2.05% and 1.45% (previously 1.55% through January 14, 2021) of the average daily net assets of the Class A and Institutional Class shares of the Managed Income Fund, respectively.

The Advisor and Sub-Advisor have contractually agreed to waive all or part of its advisory fees (or sub-advisory fees) and/or make payments to limit the expenses of the Dynamic Growth Fund (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in underlying funds, or extraordinary expenses such as litigation) at least until October 19, 2021, so that the total annual operating expenses do not exceed 2.04%, 2.64% and 1.64% of the average daily net assets of the Class A, Class C and Institutional Class shares of the Dynamic Growth Fund, respectively.

Waivers and expense payments may be recouped by the Advisor and/or Sub-Advisor from a Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or

Kensington Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021

reimbursed. During the six months ended June 30, 2021, the Advisor and Sub-Advisor collectively recaptured fees of $35,854 from the Dynamic Growth Fund.

Gemini Fund Services, LLC (“GFS”), provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, GFS provides administration, fund accounting and transfer agent services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

In addition, certain affiliates of GFS provide services to the Fund as follows:

BluGiant, LLC (“Blu Giant”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.

The Trust has adopted a Distribution Plan and Agreement (the “Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act for each Fund’s Class A shares pursuant to which the Funds pay fees to Ceros Financial Services, Inc. (“Ceros” or “Distributor”), an affiliate of the Advisor, to provide distribution and/or shareholder services to each Fund. Under the Rule 12b-1 Plan, Class A and Class C shares of the Funds may pay an account maintenance fee for account maintenance services and/or distribution fee at an annual rate of up to 0.25% and 1.00% of the Funds’ average net assets attributable to Class A and Class C shares, respectively, as compensation for the Distributor providing account maintenance and distribution services to shareholders. The Rule 12b-1 Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. During the six months ended June 30, 2021 pursuant to the Rule 12b-1 Plan, the Class A and Class C shares of the Managed Income Fund paid $54,164 and $64,499, respectively, and the Class A and Class C shares of the Dynamic Growth Fund paid $7,127 and $18,923, respectively, which was paid out to brokers and dealers.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the six months ended June 30, 2021, the Distributor received $254,972 and $127,217, respectively, in underwriting commissions for sales of shares of the Managed Income Fund and the Dynamic Growth Fund, of which $34,074 and $15,754, respectively, was retained by the principal underwriter.

Each Trustee who is not an “interested person” of the Trust or Advisor is compensated at a rate of $50,000 per year plus $2,500 per meeting for certain special meetings as well as for reimbursement for any reasonable expenses incurred attending the meetings, paid quarterly. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. Interested trustees of the Trust are also officers or employees of the Advisor and its affiliates.

During the six months ended June 30, 2021, Ceros, a registered broker/dealer and an affiliate of the Advisor, executed trades on behalf of the Managed Income Fund and Dynamic Growth Fund and received $500 and $109,729 in trade commissions, respectively.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Funds for federal income tax purposes and its respective gross unrealized appreciation and depreciation at June 30, 2021, were as follows:

		Gross	Gross
	Tax	Unrealized	Unrealized	Net Unrealized
Fund	Cost	Appreciation	(Depreciation)	Appreciation
Managed Income Fund	$596,325,130	$14,553,299	$(403,460)	$14,149,839
Dynamic Growth Fund	236,472,422	8,648,897	—	8,648,897

Kensington Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021

6. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended December 31, 2020 and period ended December 31, 2019 for Kensington Managed Income Fund and for the period ended December 31, 2020 for Kensington Dynamic Growth Fund was as follows:

For fiscal year/period ended	Ordinary	Long-Term	Return of
12/31/2020	Income	Capital Gains	Capital	Total
Managed Income Fund	$5,039,251	$188,950	$133,971	$5,362,172
Dynamic Growth Fund	221,459	—	—	221,459

For fiscal period ended	Ordinary	Long-Term	Return of
12/31/2019	Income	Capital Gains	Capital	Total
Managed Income Fund	$544,403	$—	$—	$544,403

As of December 31, 2020, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Managed Income Fund	$—	$—	$—	$—	$—	$14,512,834	$14,512,834
Dynamic Growth Fund	197,807	—	—	—	—	1,758,957	1,956,764

The difference between book basis and tax basis accumulated net realized gain/(loss) and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, and distributions in excess, resulted in reclassifications for the Fund for the period ended December 31, 2020 as follows:

	Paid
	In	Distributable Earnings/
	Capital	(Accumulated Losses)
Managed Income Fund	$(133,971)	$133,971
Dynamic Growth Fund	(35,832)	35,832

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund pursuant to Section 2(a)(9) of the 1940 Act. As of June 30, 2021, National Financial Services LLC held approximately 25.90% and TD Ameritrade held approximately 32.61% of the Dynamic Growth Fund for the benefit of its customers.

Kensington Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Kensington Funds
EXPENSE EXAMPLE (Unaudited)
June 30, 2021

As a shareholder of the Kensington Funds, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Kensington Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 through June 30, 2021.

Table 1. Actual Expenses

The “Actual Expenses” table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Table 2. Hypothetical Example for Comparison Purposes

The “Hypothetical” table below provides information about hypothetical account values and hypothetical expenses based on the Kensington Managed Income Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Kensington Managed Income Fund
Table 1
Actual Expenses	Annualized Expense Ratio	Beginning Account Value 1/1/2021	Ending Account Value 6/30/2021	Expenses Paid During Period * 1/1/2021-6/30/2021
Class A	1.65%	$1,000.00	$1,028.70	$8.30
Institutional Class	1.40%	$1,000.00	$1,029.80	$7.05
Class C	2.40%	$1,000.00	$1,025.20	$12.05

Table 2

Hypothetical (5% return before expenses)	Annualized Expense Ratio	Beginning Account Value 1/1/2021	Ending Account Value 6/30/2021	Expenses Paid During Period * 1/1/2021-6/30/2021
Class A	1.65%	$1,000.00	$1,016.61	$8.25
Institutional Class	1.40%	$1,000.00	$1,017.85	$7.00
Class C	2.40%	$1,000.00	$1,012.89	$12.18

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the numbers of days in the fiscal year (365).

Kensington Funds
EXPENSE EXAMPLE (Unaudited) (Continued)
June 30, 2021

Kensington Dynamic Growth Fund
Table 1
Actual Expenses	Annualized Expense Ratio	Beginning Account Value 1/1/2021	Ending Account Value 6/30/2021	Expenses Paid During Period * 1/1/2021-6/30/2021
Class A	1.73%	$1,000.00	$1,139.60	$9.18
Institutional Class	1.48%	$1,000.00	$1,141.40	$7.86
Class C	2.48%	$1,000.00	$1,135.50	$13.13

Table 2

Hypothetical (5% return before expenses)	Annualized Expense Ratio	Beginning Account Value 1/1/2021	Ending Account Value 6/30/2021	Expenses Paid During Period * 1/1/2021-6/30/2021
Class A	1.73%	$1,000.00	$1,016.22	$8.65
Institutional Class	1.48%	$1,000.00	$1,017.46	$7.40
Class C	2.48%	$1,000.00	$1,012.50	$12.37

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the numbers of days in the fiscal year (365).

Approval of Investment Advisory Agreement– Kensington Managed Income Fund

At a video conference meeting held on May 25, 2021 (the “Meeting”), held in accordance with relief granted by the U.S. Securities and Exchange Commission (the “SEC”) to ease certain governance obligations required under the Investment Company Act of 1940, as amended (the “1940 Act”) in light of travel concerns related to the COVID-19 pandemic (the “SEC Relief Order”) the Board of Trustees (the “Board”) of Advisors Preferred Trust (the “Trust”), including a majority of Trustees who are not “interested persons” (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the 1940 Act, considered the renewal of the investment advisory agreement (the “Advisory Agreement”) between Advisors Preferred, LLC (the “Adviser”) and the Trust, on behalf of Kensington Managed Income Fund (“Kensington Income” or the “Fund”) the (“Advisory Agreement”).

In connection with the Board’s consideration of the Advisory Agreement the Adviser provided the Board in advance of the Meeting with written materials, which included information regarding: (a) a description of the investment management personnel of the Adviser; (b) the Adviser’s operations and the Adviser’s financial condition; (c) the Adviser’s brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees charged compared with the fees charged to comparable mutual funds or accounts; (e) the Adviser’s compliance policies and procedures; and (h) information regarding the performance of the Fund as compared to its respective benchmarks and Morningstar categories. The Board’s review of the materials and deliberations are presented below.

Nature, Extent and Quality of Services. With respect to the nature, extent and quality of services provided, the Trustees reviewed the Adviser’s Form ADV, a description of the manner in which investment decisions will be made for the Fund by the sub-adviser, a description of the services provided by the Adviser. The Board reviewed the experience of professional personnel from the Adviser performing services for the Fund, including the team of individuals that primarily monitor and execute the investment and administration process, and its portfolio manager. Further reviewed by the Board was a certification from the Adviser a certifying that the Adviser has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and has adopted procedures reasonably necessary to prevent Access Persons from violating such Code of Ethics. The Trustees also noted the financial resources of the Adviser appeared adequate.

The Board also discussed the Adviser’s compliance program with the Chief Compliance Officer (“CCO”) of the Trust. The Board noted that the Adviser continues to have in place procedures which are currently working to prevent violations of applicable securities laws. The CCO noted she works closely with the Adviser’s CCO. The Board concluded that the Adviser has qualified professionals, resources, and compliance policies essential to performing its duties under the Advisory Agreement.

Performance. The Board considered that the Adviser delegates day-to-day investment decisions to the sub-adviser and, therefore, would not directly control the performance of the Fund. The Board considered the Adviser’s other responsibilities under the Advisory Agreement, including with respect to trade oversight, reviewing daily positions and balance reports for the Fund, obtaining derivative agreements and reporting to the Board, and concluded that the Adviser appears to be adequately monitoring the sub-adviser’s adherence to the respective Fund’s investment objectives and appears to be carrying out its functions appropriately.

With respect to the performance results from the sub-adviser’s daily management and investment strategies, the Board considered the updated performance of the Fund compared to its primary benchmark and Morningstar categories for various periods provided by the Adviser. The Trustees also reviewed the sub-adviser’s strategy and the Fund’s performance for various periods with explanations for over/under performance.

The Trustees reviewed the Fund’s performance against benchmarks for the one-year and since inception periods ended April 30, 2021 with the Fund outperforming Bloomberg US Aggregate Bond and Morningstar Nontraditional Bond category for the one-year period. The Board observed that the Fund had produced positive one-year and since-inception returns. They Board further noted that the Fund underperformed ICE BofAML U.S. High Yield Master II and Morningstar High Yield category for the one-year period. Discussion focused on the specialized nature and how the Fund does not invest strictly in high yield instruments, and hence the Morningstar High Yield category is not entirely a perfect benchmark. The Board also considered the risk-reduction element of the Fund’s strategy and referred back to the presentation provided by the portfolio manager regarding the investment strategy of the Fund and the interest rate environment. The Board concluded they are pleased with the performance results and have confidence that the sub-adviser will continue to provide satisfactory performance to the Fund and its shareholders.

Fees and Expenses. As to the costs of the services to be provided to the Fund by the Adviser, the Board reviewed and discussed the advisory fee and total operating expenses of each Fund compared to its peer group and Morningstar category as presented in the Meeting materials.

The Board noted that advisory fee of 1.25% for Kensington Income was above average but within range for both the Morningstar Nontraditional Bond and Morningstar High Yield Bond categories. The Trustees discussed that the net expenses of 2.30% for Class A were within range for Morningstar Nontraditional Bond and Morningstar High Yield Bond A category, and the net expense for Class C of 3.08% was within range for Morningstar Nontraditional Bond and Morningstar High Yield Bond C category. With respect to the Kensington Income Institutional Class, the Board acknowledged that the net expense ratio of 1.98% was above the average, but within range for range for Morningstar Nontraditional Bond and Morningstar High Yield Bond Institutional category. The Board concluded that the advisory fee and net expenses for Kensington Income were not unreasonable.

Profitability of Adviser. The Board reviewed the levels of profits to the Adviser for the two most recent fiscal years or partial fiscal periods from the Fund with respect to advisory fees and from the total relationship with the Fund. They considered whether profits from the Fund were reasonable in light of services provided, including the asset levels and payments to the sub-adviser, and any breakpoints in fee structures for the Fund.

In discussion with respect to the Adviser’s profitability from the Kensington Income, the Board noted a modest 9% profit from advisory fees, and that the profits decreased when looking at the Adviser’s total relationship with the Fund to 7%. The Board concluded that excess profits to the Adviser from its relationship with the Fund was not of concern at this time.

Economies of Scale. As to the extent to which the Fund will realize economies of scale, the Adviser reported an estimate of $500 million to be the minimum asset level required to reach such economies of scale and that the Fund may not achieve economies of scale as it may face capacity issues. The Board discussed the Adviser’s expectations for the growth of the Fund and concluded that any material economies of scale were not a concern at present assets levels. The Trustees agreed to revisit economies of scale as assets of the Fund continue to grow.

Conclusion. The Board was assisted by counsel throughout the Advisory Agreements review process. The Board members relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement. In considering its approval Board noted that each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategies and the liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions; short and long-term cash flow projections; and cash holdings and access to other funding sources.

During the six months ended June 30, 2021, the Trust’s Liquidity Program Administrator (“LPA”) and the Board reviewed the Funds’ investments and they determined that, generally, the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Board and the LPA concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

Rev. May 2014

FACTS	WHAT DOES ADVISORS PREFERRED TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Advisors Preferred Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Advisors Preferred Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-866-862-9686

Who we are
Who is providing this notice?	Advisors Preferred Trust
What we do
How does Advisors Preferred Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Advisors Preferred Trust collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Advisors Preferred Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-855-375-3060 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-855-375-3060.

INVESTMENT ADVISOR
Advisors Preferred LLC
1445 Research Blvd., Suite 530
Rockville, MD 20850

SUB-ADVISOR
Kensington Asset Management LLC
3811 Bee Caves Road, Suite 210
Austin, TX 78746

ADMINISTRATOR
Gemini Fund Services, LLC 4221 North 203rd Street, Suite 100 Elkhorn,
NE 68022

KENSGTN-SAR21

(b) Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Preferred Trust

By (Signature and Title)

/s/ Catherine Ayers-Rigsby

Catherine Ayer-Rigsby, President/Principal Executive Officer

Date 8/30/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Catherine Ayers-Rigsby

Catherine Ayers-Rigsby, President/Principal Executive Officer

Date 8/30/21

By (Signature and Title)

/s/ Christine Casares

Christine Casares, Treasurer/Principal Financial Officer

Date 8/30/21